Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CARILLON SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Carillon Cougar Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON COUGAR TACTICAL ALLOCATION FUND | 3.1.2019
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Cougar Tactical Allocation Fund (“Tactical Allocation Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Tactical Allocation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees <br/>(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br/>(expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of an Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the fund’s Financial Highlights table, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 29, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in exchange-traded funds (“ETFs”) (“underlying funds”).

During normal market conditions, the assets of the Tactical Allocation Fund are allocated among the equity, fixed income, and commodities asset classes through investments in a combination of underlying funds. The allocation of the fund’s assets among underlying funds is based on each underlying fund’s predominant asset class. Each underlying fund, in turn, invests in the equity securities of issuers in the U.S. and in foreign developed and emerging markets that are listed on U.S. exchanges and fixed-income securities and/or commodities, including:
  common and preferred stocks of all market capitalizations, security types (e.g., convertible securities, real estate investment trusts (“REITs”), rights, warrants and depositary receipts) and investment types (e.g., value and growth) in global markets;
  fixed-income securities of any maturity and credit quality, including high yield securities (commonly referred to as “junk bonds”), convertible debt, investment grade corporate bonds, municipal bonds, and both domestic and foreign sovereign debt bonds; and mortgage-backed securities, which are securities that are created by pooling mortgages, and asset-backed securities, which are securities that are created from the pooling non-mortgage assets, such as credit card receivables, home equity loans, student loans and auto-loans; and
  commodities, which principally are expected to be gold.
The sub-adviser retains discretion to invest the fund’s assets directly in securities and may do so for certain asset classes or investment types if, among other reasons, it is determined that investing in an ETF for that type of investment is not feasible due to, for example, regulatory limitations with respect to an investment in an unaffiliated exchange-traded fund.

The sub-adviser employs a proprietary process to forecast broad trends in the U.S. and global economies, which informs the sub-adviser’s selection of underlying funds and the fund’s asset allocation. The sub-adviser uses statistical models to establish the impact such economic trends may have on the asset classes in which the underlying funds may invest. The sub-adviser seeks to minimize downside risk. Accordingly, the sub-adviser seeks an allocation that will provide the highest possible returns consistent with a low level of downside risk.

		The fund’s overall asset allocation is not fixed and may change significantly over time as the sub-adviser reallocates portions of the portfolio in response to changes in the U.S. and global economies and in various investment markets. The sub-adviser may engage in frequent buying and selling of portfolio securities to pursue the fund’s investment objective. The fund typically will hold a small number of underlying funds.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in this fund is that you could lose money. The underlying funds may invest in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. In addition, the underlying funds may invest in debt securities whose values may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) also increases and decreases. The fund is subject to the risks associated with the underlying funds’ investments. Accordingly, in this section, the term “fund” may include the fund, an underlying fund, or both. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates, which may force an underlying fund to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income;
  Commodities risk is the risk that investments in commodities, such as gold, or in commodity-linked instruments, will subject an underlying fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. Commodities and commodities-linked investments are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. There may be an imperfect correlation between the value of such investments and the underlying assets. Investments in these types of instruments may subject the fund to additional expenses;
  Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
  Credit ratings risk is the risk associated with the fact that ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate;
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.  When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock.  Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities.  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  REITs.  Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values;

  Rights and warrants.  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;

  Depositary receipts.  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;
  Fixed income market risk is the risk that market conditions or other events that impact fixed income issuers, including adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment, will have an adverse effect on the underlying funds. Events in the fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the underlying funds to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the underlying funds to experience a loss when selling securities to meet redemption requests by shareholders;
  Focused holdings risk is the risk of a fund holding a core portfolio of securities of fewer companies than other diversified funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Fund of funds risk is the risk that, absent an available exemption, the fund’s investments in other investment companies, including ETFs, will be subject to limitations under the Investment Company Act of 1940, as amended (“1940 Act”), and the rules thereunder. Because the fund’s investments are concentrated in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative;
  Inflation risk is the risk that high rates of inflation or changes in the market’s inflation expectations may adversely affect the market value of inflation-sensitive securities;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The Federal Reserve raised the federal funds rate several times since December 2015 and may continue to increase rates in the future.  Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the underlying funds. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by an underlying fund;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the underlying funds because they may be unable to sell the securities at an advantageous price or time or may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Market prices for such securities may be volatile;
  Market risk is the risk of broad securities market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment;
  Market timing risk arises because certain types of securities in which the underlying funds invest, including small-cap securities, could cause the underlying funds to be at greater risk of market timing activities by fund shareholders;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure, premature repayment of principal, or a delay in the repayment of principal;
  Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements;
  Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests.  The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their NAV. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction costs;
  Redemption risk is, with respect to the underlying funds’ fixed income investments, the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the underlying funds may experience periods of heavy redemptions that could cause the underlying funds to sell assets at inopportune times or at a loss or depressed value;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;
  U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘'Fannie Mae''), the Federal Home Loan Mortgage Corporation (''Freddie Mac''), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk; and
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li>Focused holdings risk is the risk of a fund holding a core portfolio of securities of fewer companies than other diversified funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;</li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance during the fund’s first full calendar year of operations. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During performance period	Return	Quarter Ended
(Class I shares):
Best Quarter	4.82%	September 30, 2018
Worst Quarter	(12.08)%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns<br/>(for the periods ended December 31, 2018): <br/><br/>Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Carillon Cougar Tactical Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
Year 1	rr_ExpenseExampleYear01	$ 596
Year 3	rr_ExpenseExampleYear03	1,142
Year 5	rr_ExpenseExampleYear05	1,714
Year 10	rr_ExpenseExampleYear10	$ 3,261
1-yr	rr_AverageAnnualReturnYear01	(11.83%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[4]
Year 1	rr_ExpenseExampleYear01	$ 303
Year 3	rr_ExpenseExampleYear03	931
Year 5	rr_ExpenseExampleYear05	1,681
Year 10	rr_ExpenseExampleYear10	$ 3,658
1-yr	rr_AverageAnnualReturnYear01	(8.07%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[4]
Year 1	rr_ExpenseExampleYear01	$ 97
Year 3	rr_ExpenseExampleYear03	630
Year 5	rr_ExpenseExampleYear05	1,191
Year 10	rr_ExpenseExampleYear10	$ 2,719
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012
2013	rr_AnnualReturn2013
2014	rr_AnnualReturn2014
2015	rr_AnnualReturn2015
2016	rr_AnnualReturn2016	3.41%
2017	rr_AnnualReturn2017	12.44%
2018	rr_AnnualReturn2018	(7.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.08%)
1-yr	rr_AverageAnnualReturnYear01	(7.15%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
Year 1	rr_ExpenseExampleYear01	$ 127
Year 3	rr_ExpenseExampleYear03	844
Year 5	rr_ExpenseExampleYear05	1,584
Year 10	rr_ExpenseExampleYear10	$ 3,540
1-yr	rr_AverageAnnualReturnYear01	(7.40%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(4.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Cougar Tactical Allocation Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[4]
Year 1	rr_ExpenseExampleYear01	$ 153
Year 3	rr_ExpenseExampleYear03	902
Year 5	rr_ExpenseExampleYear05	1,673
Year 10	rr_ExpenseExampleYear10	$ 3,700
1-yr	rr_AverageAnnualReturnYear01	(7.62%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[4]
Year 1	rr_ExpenseExampleYear01	$ 97
Year 3	rr_ExpenseExampleYear03	668
Year 5	rr_ExpenseExampleYear05	1,265
Year 10	rr_ExpenseExampleYear10	$ 2,885
1-yr	rr_AverageAnnualReturnYear01	(7.18%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[4]
Year 1	rr_ExpenseExampleYear01	$ 87
Year 3	rr_ExpenseExampleYear03	724
Year 5	rr_ExpenseExampleYear05	1,387
Year 10	rr_ExpenseExampleYear10	$ 3,165
1-yr	rr_AverageAnnualReturnYear01	(7.01%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(8.19%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(3.67%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(3.63%)
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Carillon Cougar Tactical Allocation Fund | 60% Bloomberg Barclays U.S. Aggregate Bond Index/40% MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015

[1]	If you purchased $1,000,000 or more of Class A shares of an Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the fund’s Financial Highlights table, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[3]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 29, 2020 as follows: Class A - 1.17%, Class C – 1.92%, Class I - 0.87%, Class Y – 1.17%, Class R-3 - 1.42%, Class R-5 – 0.87%, and Class R-6 – 0.77%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[4]	After Fee Waiver and/or Expense Reimbursement